Tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Summary of tax expense
The following table summarizes Tax expense:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Current tax expense	€435	€592	€832
Deferred tax expense	872	520	1,776
Tax expense/(benefit) relating to prior periods	14	(334)	(20)
Total Tax expense	€1,321	€778	€2,588

Reconciliation between theoretical income taxes and income taxes recognized

	Years ended December 31,
	2019	2018	2017
	(€ million)
Theoretical income taxes	€766	€781	€1,126
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	(159)	—	(161)
Permanent differences	(411)	(416)	(397)
Tax credits	(112)	(135)	(23)
Deferred tax assets not recognized and write-downs	976	633	1,053
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	171	207	970
Taxes relating to prior years	14	(334)	(20)
Tax rate changes	9	—	(22)
Withholding tax	41	41	78
Other differences	20	(15)	(8)
Total Tax expense, excluding IRAP(1)	1,315	762	2,596
Effective tax rate	32.7%	18.5%	44.2%
IRAP (current and deferred)	6	16	(8)
Total Tax expense	€1,321	€778	€2,588

Significant components of deferred tax assets and liabilities and their changes
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2019 and 2018 were as follows:

	At January 1, 2019(1)	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and other changes	At December 31, 2019
	(€ million)
Deferred tax assets arising on:
Provisions	€4,127	€(470)	€—	€10	€6	€3,673
Provision for employee benefits	1,487	(41)	1	1	22	1,470
Lease liabilities(1)	260	106	—	(1)	4	369
Intangible assets	166	(15)	—	—	—	151
Impairment of financial assets	155	(1)	—	—	12	166
Inventories	246	(56)	—	—	(2)	188
Allowances for doubtful accounts	96	13	—	—	(4)	105
Other	685	(22)	(4)	1	42	702
Total Deferred tax assets	€7,222	€(486)	€(3)	€11	€80	€6,824
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,296)	€(33)	€—	€(1)	€—	€(2,330)
Capitalized development assets	(2,440)	(129)	—	—	(32)	(2,601)
Other Intangible assets and Intangible assets with indefinite useful lives	(912)	36	—	—	(72)	(948)
Right-of-use assets(1)	(260)	(101)	—	—	(4)	(365)
Provision for employee benefits	(91)	(9)	22	—	1	(77)
Other	(424)	156	38	—	(17)	(247)
Total Deferred tax liabilities	€(6,423)	€(80)	€60	€(1)	€(124)	€(6,568)
Deferred tax asset arising on tax loss carry-forwards	€4,963	€106	€—	€12	€(220)	€4,861
Unrecognized deferred tax assets	(4,885)	(407)	—	(20)	256	(5,056)
Total Net deferred tax assets	€877	€(867)	€57	€2	€(8)	€61
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(1) Net deferred tax assets at January 1, 2019 has been adjusted for the deferred tax impact arising from Right-of-use assets and Lease liabilities following the adoption of IFRS 16. Refer to Note 2., Basis of preparation for additional information on the adoption of IFRS 16.

	At January 1, 2018	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and other changes	At December 31, 2018
	(€ million)
Deferred tax assets arising on:
Provisions	€3,848	€240	€—	€(55)	€94	€4,127
Provision for employee benefits	1,828	(280)	(77)	(31)	47	1,487
Intangible assets	192	(24)	—	(2)	—	166
Impairment of financial assets	169	(1)	—	(13)	—	155
Inventories	252	22	—	(24)	(4)	246
Allowances for doubtful accounts	122	(6)	—	(7)	(13)	96
Other	387	48	4	(77)	323	685
Total Deferred tax assets	€6,798	€(1)	€(73)	€(209)	€447	€6,962
Deferred tax liabilities arising on:
Accelerated depreciation	€(1,891)	€(386)	€—	€29	€(48)	€(2,296)
Capitalized development expenditures	(2,116)	(103)	—	81	(302)	(2,440)
Other Intangible assets and Intangible assets with indefinite useful lives	(849)	(20)	—	2	(45)	(912)
Provision for employee benefits	(50)	(2)	(1)	3	(41)	(91)
Other	(314)	(103)	5	86	(98)	(424)
Total Deferred tax liabilities	€(5,220)	€(614)	€4	€201	€(534)	€(6,163)
Deferred tax asset arising on tax loss carry-forwards	€4,718	€708	€—	€(328)	€(135)	€4,963
Unrecognized deferred tax assets	(4,680)	(662)	(12)	308	161	(4,885)
Total Net deferred tax assets	€1,616	€(569)	€(81)	€(28)	€(61)	€877
The Group recognizes the amount of Deferred tax assets less the Deferred tax liabilities of the individual companies within Deferred tax assets, where these may be offset. Amounts recognized were as follows:

	At December 31,
	2019	2018
	(€ million)
Deferred tax assets	€1,689	€1,814
Deferred tax liabilities	(1,628)	(937)
Total Net deferred tax assets	€61	€877
Total gross deductible and taxable temporary differences and accumulated tax losses at December 31, 2019, together with the amounts for which deferred tax assets have not been recognized, analyzed by year of expiration, were as follows:

		Year of expiration
	At December 31, 2019	2020	2021	2022	2023	Beyond 2023	Unlimited/ Indeterminable
	(€ million)
Temporary differences and tax losses relating to corporate taxation:
Deductible temporary differences	€27,294	€3,701	€3,019	€2,834	€3,068	€14,340	€332
Taxable temporary differences	(26,931)	(2,623)	(2,664)	(2,689)	(2,746)	(13,054)	(3,155)
Tax losses	18,135	71	83	90	185	1,500	16,206
Amounts for which deferred tax assets were not recognized	(18,089)	(560)	(107)	(31)	(597)	(2,885)	(13,909)
Temporary differences and tax losses relating to corporate taxation	€409	€589	€331	€204	€(90)	€(99)	€(526)
Temporary differences and tax losses relating to local taxation (i.e. IRAP in Italy):
Deductible temporary differences	€9,674	€1,145	€648	€574	€1,083	€6,171	€53
Taxable temporary differences	(7,896)	(724)	(706)	(706)	(762)	(4,895)	(103)
Tax losses	4,985	1	—	1	—	5	4,978
Amounts for which deferred tax assets were not recognized	(6,290)	(410)	(69)	(10)	(503)	(638)	(4,660)
Temporary differences and tax losses relating to local taxation	€473	€12	€(127)	€(141)	€(182)	€643	€268